Schedule of Restricted Stock Award Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's, Outstanding, Beginning	177,275
Weighted Average Grant Date Fair Value, Beginning	$ 1.48
Number of Awards, Granted	88,639	354,551
Weighted Average Grant Date Fair Value,Granted	$ 7.21	$ 4.80
Number of Awards,Vested	(265,914)	(177,276)
Weighted Average Grant Date Fair Value,Vested	$ 5.60	$ 4.80
Number of Awards Outstanding, Ending		177,275
Weighted Average Grant Date Fair Value, Ending		$ 1.48